united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/21

Item 1. Reports to Stockholders.

Arrow Reverse Cap 500 ETF

YPS

Annual Report
July 31, 2021

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Dear Shareholder:

We are pleased to present this annual report for the Arrow Reverse Cap 500 ETF (“YPS” or the “Fund”) for the ten month period ended July 31, 2021.

YPS seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (“the “Index”). The Index is a rules-based, reverse capitalization weighted index comprised of constituents of the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large -cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITS”).

On May 24, 2021, Arrow Investment Advisors LLC began managing the Fund after the reorganization of the predecessor fund into the Fund. As part of the reorganization, the Fund changed its ticker symbol from RVRS to YPS. Net assets in the Fund were over $21.9 million at the end of July 2021.

Management’s Discussion of Fund Performance

All performance is based on net asset value (“NAV”) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in October 2017 through July 2021, the Fund had a total return of 13.82% versus the broad domestic stock market’s gain of 17.50% (S&P 500). For the one-year period ended July 31, 2021, the Fund had a return of 56.06%, outperforming the S&P 500 Index return of 36.45%. Over the last year, value outperformed growth and small and mid-cap companies outperformed large-cap companies. These shifts in equity market performance benefitted the Fund’s methodology and explain the Fund’s outperformance of the S&P 500 during the period.

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. As of the last distribution made during the reporting period, with a record date of December 28, 2020, the Fund paid a $0.352466 per share distribution.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.arrowfunds.com. We are grateful for your continued investment and for your confidence in our company.

Sincerely,

Joseph J. Barrato
Chief Executive Officer
Arrow Investment Advisors, LLC
September 2021

AD-092721

Arrow Reverse Cap 500 ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2021

The Fund’s performance figures* for the periods ended July 31, 2021, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	July 31, 2021
Arrow Reverse Cap 500 ETF - NAV	56.06%	13.50%	13.82%
Arrow Reverse Cap 500 ETF - Market Price	56.30%	13.51%	13.80%
Reverse Cap Weighted U.S. Large Cap Index	56.44%	13.68%	13.98%
S&P 500 Index	36.45%	18.16%	17.50%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of maket on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses are 0.29% per the May 21, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 31, 2017.

The Reverse Cap Weighted U.S. Large Cap Index is a rule-based, reverse capitalization weighted index comprised of constituents of the S&P 500® Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITs”). Investors cannot invest directly in an index.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Holdings by Sector as of July 31, 2021 are as follows:

Sector	% of Net Assets
Common Stocks:
Consumer Discretionary	15.7%
Industrials	14.1%
Technology	13.7%
Financials	11.8%
Health Care	11.4%
Real Estate	6.8%
Utilities	6.2%
Consumer Staples	5.6%
Materials	5.6%
Energy	4.9%
Communications	3.7%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s Holdings.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 0.6%
2,334	Interpublic Group of Companies, Inc. (The)	$82,530
713	Omnicom Group, Inc.	51,921
		134,451
	AEROSPACE & DEFENSE - 1.9%
28	Boeing Company (The) (a)	6,341
125	General Dynamics Corporation	24,504
2,184	Howmet Aerospace, Inc. (a)	71,679
542	Huntington Ingalls Industries, Inc.	111,181
100	L3Harris Technologies, Inc.	22,674
24	Lockheed Martin Corporation	8,920
47	Northrop Grumman Corporation	17,062
87	Raytheon Technologies Corporation	7,565
126	Teledyne Technologies, Inc.(a)	57,049
1,009	Textron, Inc.	69,631
48	TransDigm Group, Inc. (a)	30,772
		427,378
	APPAREL & TEXTILE PRODUCTS - 3.2%
8,044	Hanesbrands, Inc.	146,883
43	NIKE, Inc., Class B	7,203
1,176	PVH Corporation (a)	123,033
1,470	Ralph Lauren Corporation	166,874
1,959	Tapestry, Inc. (a)	82,866
3,060	Under Armour, Inc., Class A(a)	62,577
3,982	Under Armour, Inc., Class C(a)	69,765
494	VF Corporation	39,619
		698,820
	ASSET MANAGEMENT - 1.4%
141	Ameriprise Financial, Inc.	36,316
4	BlackRock, Inc.	3,469
129	Charles Schwab Corporation (The)	8,766
3,253	Franklin Resources, Inc.	96,126
3,295	Invesco Ltd.	80,332
508	Raymond James Financial, Inc.	65,776

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ASSET MANAGEMENT - 1.4% (Continued)
121	T Rowe Price Group, Inc.	$24,703
		315,488
	AUTOMOTIVE - 0.6%
156	Aptiv plc (a)	26,029
1,596	BorgWarner, Inc.	78,171
1,167	Ford Motor Company (a)	16,280
219	General Motors Company (a)	12,448
6	Tesla, Inc.(a)	4,123
		137,051
	BANKING - 3.3%
84	Bank of America Corporation	3,222
85	Citigroup, Inc.	5,748
1,097	Citizens Financial Group, Inc.	46,250
1,412	Comerica, Inc.	96,948
921	Fifth Third Bancorp	33,423
165	First Republic Bank	32,178
3,465	Huntington Bancshares, Inc.	48,787
11	JPMorgan Chase & Company	1,670
2,291	KeyCorporation	45,041
348	M&T Bank Corporation	46,580
7,484	People’s United Financial, Inc.	117,498
67	PNC Financial Services Group, Inc. (The)	12,221
2,404	Regions Financial Corporation	46,277
66	SVB Financial Group(a)	36,297
242	Truist Financial Corporation	13,172
225	US Bancorp	12,497
119	Wells Fargo & Company	5,467
2,139	Zions Bancorp NA	111,549
		714,825
	BEVERAGES - 1.0%
1,029	Brown-Forman Corporation, Class B	72,977
83	Coca-Cola Company (The)	4,733
111	Constellation Brands, Inc., Class A	24,902
1,586	Molson Coors Beverage Company, Class B (a)	77,539

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BEVERAGES - 1.0% (Continued)
336	Monster Beverage Corporation(a)	$31,692
34	PepsiCo, Inc.	5,336
		217,179
	BIOTECH & PHARMA - 2.6%
50	AbbVie, Inc.	5,815
28	Amgen, Inc.	6,763
49	Biogen, Inc.(a)	16,010
101	Bristol-Myers Squibb Company	6,855
31	Eli Lilly and Company	7,549
175	Gilead Sciences, Inc.	11,951
843	Incyte Corporation(a)	65,206
13	Johnson & Johnson	2,239
71	Merck & Company, Inc.	5,458
84	Moderna, Inc.(a)	29,702
4,813	Organon & Company(a)	139,625
3,516	Perrigo Company plc	168,872
122	Pfizer, Inc.	5,223
37	Regeneron Pharmaceuticals, Inc.(a)	21,261
109	Vertex Pharmaceuticals, Inc.(a)	21,972
3,579	Viatris, Inc.	50,357
63	Zoetis, Inc.	12,770
		577,628
	CABLE & SATELLITE - 0.6%
15	Charter Communications, Inc., Class A(a)	11,161
70	Comcast Corporation, Class A	4,118
2,680	DISH Network Corporation, Class A(a)	112,265
		127,544
	CHEMICALS - 3.1%
52	Air Products and Chemicals, Inc.	15,134
314	Albemarle Corporation	64,696
270	Avery Dennison Corporation	56,884
364	Celanese Corporation	56,700
1,724	CF Industries Holdings, Inc.	81,458
728	Corteva, Inc.	31,144

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	CHEMICALS - 3.1% (Continued)
314	Dow, Inc.	$19,518
291	DuPont de Nemours, Inc.	21,840
503	Eastman Chemical Company	56,698
93	Ecolab, Inc.	20,537
580	FMC Corporation	62,030
201	International Flavors & Fragrances, Inc.	30,279
27	Linde plc	8,300
345	LyondellBasell Industries N.V., Class A	34,269
2,585	Mosaic Company (The)	80,729
138	PPG Industries, Inc.	22,566
59	Sherwin-Williams Company (The)	17,171
		679,953
	COMMERCIAL SUPPORT SERVICES - 1.8%
99	Cintas Corporation	39,024
427	Republic Services, Inc.	50,540
1,155	Robert Half International, Inc.	113,433
4,353	Rollins, Inc.	166,850
146	Waste Management, Inc.	21,646
		391,493
	CONSTRUCTION MATERIALS - 0.5%
141	Martin Marietta Materials, Inc.	51,226
266	Vulcan Materials Company	47,877
		99,103
	CONTAINERS & PACKAGING - 1.7%
4,631	Amcor plc	53,534
490	Ball Corporation	39,631
670	International Paper Company	38,699
542	Packaging Corp of America	76,693
2,044	Sealed Air Corporation	115,998
1,219	Westrock Company	59,987
		384,542
	DATA CENTER REIT - 0.2%
140	Digital Realty Trust, Inc.	21,582

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	DATA CENTER REIT - 0.2% (Continued)
17	Equinix, Inc.	$13,947
		35,529
	DIVERSIFIED INDUSTRIALS - 1.1%
49	3M Company	9,699
324	Dover Corporation	54,147
121	Eaton Corp PLC	19,124
190	Emerson Electric Company	19,169
655	General Electric Company (a)	8,482
26	Honeywell International, Inc.	6,079
65	Illinois Tool Works, Inc.	14,734
1,411	Pentair plc	103,948
		235,382
	E-COMMERCE DISCRETIONARY - 0.4%
371	eBay, Inc.	25,306
308	Etsy, Inc.(a)	56,521
		81,827
	ELECTRIC UTILITIES - 5.2%
2,395	AES Corporation (The)	56,762
1,245	Alliant Energy Corporation	72,870
570	Ameren Corporation	47,834
295	American Electric Power Company, Inc.	25,995
2,701	CenterPoint Energy, Inc.	68,767
1,005	CMS Energy Corporation	62,099
520	Consolidated Edison, Inc.	38,360
219	Dominion Energy, Inc.	16,397
290	DTE Energy Company	34,023
135	Duke Energy Corporation	14,190
843	Edison International	45,944
447	Entergy Corporation	46,005
1,131	Evergy, Inc.	73,764
454	Eversource Energy	39,167
501	Exelon Corporation	23,447
1,312	FirstEnergy Corporation	50,276
105	NextEra Energy, Inc.	8,180

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRIC UTILITIES - 5.2% (Continued)
3,143	NRG Energy, Inc.	$129,616
1,237	Pinnacle West Capital Corporation	103,350
1,622	PPL Corporation	46,016
558	Public Service Enterprise Group, Inc.	34,724
166	Sempra Energy	21,688
249	Southern Company (The)	15,904
391	WEC Energy Group, Inc.	36,809
408	Xcel Energy, Inc.	27,846
		1,140,033
	ELECTRICAL EQUIPMENT - 3.0%
1,680	A O Smith Corporation	118,153
615	Allegion plc	84,009
254	AMETEK, Inc.	35,319
384	Amphenol Corporation, Class A	27,836
612	Carrier Global Corporation	33,813
616	Fortive Corporation	44,759
143	Generac Holdings, Inc.(a)	59,968
327	Johnson Controls International plc	23,354
266	Keysight Technologies, Inc.(a)	43,770
405	Otis Worldwide Corporation	36,268
115	Rockwell Automation, Inc.	35,353
43	Roper Technologies, Inc.	21,128
174	TE Connectivity Ltd.	25,660
129	Trane Technologies plc	26,266
695	Trimble, Inc.(a)	59,423
		675,079
	ENGINEERING & CONSTRUCTION - 0.6%
420	Jacobs Engineering Group, Inc.	56,805
903	Quanta Services, Inc.	82,083
		138,888
	ENTERTAINMENT CONTENT - 1.2%
138	Activision Blizzard, Inc.	11,540
1,565	Discovery, Inc. - Series A(a)	45,401
991	Discovery, Inc. - Series C(a)	26,866

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ENTERTAINMENT CONTENT - 1.2% (Continued)
177	Electronic Arts, Inc.	$25,481
480	Fox Corporation, Class A	17,117
1,149	Fox Corporation, Class B	38,193
267	Take-Two Interactive Software, Inc.(a)	46,303
986	ViacomCBS, Inc., Class B	40,357
19	Walt Disney Company (The) (a)	3,344
		254,602
	FOOD - 3.0%
2,479	Campbell Soup Company	108,381
1,606	Conagra Brands, Inc.	53,785
446	General Mills, Inc.	26,252
235	Hershey Company (The)	42,037
1,599	Hormel Foods Corporation	74,162
524	J M Smucker Company (The)	68,702
999	Kellogg Company	63,297
879	Kraft Heinz Company (The)	33,815
1,046	Lamb Weston Holdings, Inc.	69,841
542	McCormick & Company, Inc.	45,620
186	Mondelez International, Inc., Class A	11,766
607	Tyson Foods, Inc., Class A	43,376
		641,034
	GAS & WATER UTILITIES - 1.0%
231	American Water Works Company, Inc.	39,295
788	Atmos Energy Corporation	77,689
4,034	NiSource, Inc.	99,923
		216,907
	HEALTH CARE FACILITIES & SERVICES - 3.9%
500	AmerisourceBergen Corporation	61,085
25	Anthem, Inc.	9,600
1,053	Cardinal Health, Inc.	62,527
527	Catalent, Inc.(a)	63,140
370	Centene Corporation(a)	25,386
173	Charles River Laboratories International, Inc.(a)	70,397
51	Cigna Corporation	11,704

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.9% (Continued)
110	CVS Health Corporation	$9,060
1,021	DaVita, Inc.(a)	122,774
89	HCA Healthcare, Inc.	22,090
1,217	Henry Schein, Inc.(a)	97,543
53	Humana, Inc.	22,571
94	IQVIA Holdings, Inc.(a)	23,284
160	Laboratory Corp of America Holdings(a)	47,384
181	McKesson Corporation	36,893
502	Quest Diagnostics, Inc.	71,184
11	UnitedHealth Group, Inc.	4,534
536	Universal Health Services, Inc., Class B	85,980
		847,136
	HEALTH CARE REIT - 0.7%
1,639	Healthpeak Properties, Inc.	60,594
842	Ventas, Inc.	50,335
407	Welltower, Inc.	35,352
		146,281
	HOME & OFFICE PRODUCTS - 1.3%
2,761	Leggett & Platt, Inc.	132,611
3,596	Newell Brands, Inc.	89,001
331	Whirlpool Corporation	73,330
		294,942
	HOME CONSTRUCTION - 2.1%
413	DR Horton, Inc.	39,413
793	Fortune Brands Home & Security, Inc.	77,294
449	Lennar Corporation, Class A	47,212
1,217	Masco Corporation	72,667
489	Mohawk Industries, Inc.(a)	95,306
12	NVR, Inc.(a)	62,671
1,375	PulteGroup, Inc.	75,446
		470,009
	HOTEL REIT - 0.3%
4,722	Host Hotels & Resorts, Inc. (a)	75,221

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HOUSEHOLD PRODUCTS - 0.7%
610	Church & Dwight Company, Inc.	$52,814
273	Clorox Company (The)	49,383
176	Colgate-Palmolive Company	13,992
48	Estee Lauder Companies, Inc. (The), Class A	16,024
188	Kimberly-Clark Corporation	25,515
27	Procter & Gamble Company (The)	3,840
		161,568
	INDUSTRIAL REIT - 0.4%
1,175	Duke Realty Corporation	59,784
92	Prologis, Inc.	11,780
		71,564
	INDUSTRIAL SUPPORT SERVICES - 0.6%
673	Fastenal Company	36,860
163	United Rentals, Inc.(a)	53,717
117	WW Grainger, Inc.	52,016
		142,593
	INFRASTRUCTURE REIT - 0.3%
30	American Tower Corporation	8,484
71	Crown Castle International Corporation	13,709
99	SBA Communications Corporation	33,758
		55,951
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
517	Bank of New York Mellon Corporation (The)	26,538
771	Cboe Global Markets, Inc.	91,340
69	CME Group, Inc.	14,637
24	Goldman Sachs Group, Inc. (The)	8,997
149	Intercontinental Exchange, Inc.	17,855
90	Morgan Stanley	8,638
317	Nasdaq, Inc.	59,193
368	Northern Trust Corporation	41,529
441	State Street Corporation	38,429
		307,156
	INSURANCE - 5.3%
538	Aflac, Inc.	29,590

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 5.3% (Continued)
205	Allstate Corporation (The)	$26,660
465	American International Group, Inc.	22,018
76	Aon plc, CLASS A	19,762
252	Arthur J Gallagher & Company	35,106
669	Assurant, Inc.	105,575
11	Berkshire Hathaway, Inc., Class B(a)	3,061
80	Chubb Ltd.	13,499
486	Cincinnati Financial Corporation	57,290
413	Everest Re Group Ltd.	104,419
1,040	Globe Life, Inc.	96,834
710	Hartford Financial Services Group, Inc. (The)	45,170
1,304	Lincoln National Corporation	80,352
1,511	Loews Corporation	81,035
106	Marsh & McLennan Companies, Inc.	15,605
355	MetLife, Inc.	20,484
1,007	Principal Financial Group, Inc.	62,565
209	Progressive Corporation (The)	19,888
243	Prudential Financial, Inc.	24,368
183	Travelers Companies, Inc. (The)	27,252
5,659	Unum Group	155,058
1,323	W R Berkley Corporation	96,804
121	Willis Towers Watson plc	24,936
		1,167,331
	INTERNET MEDIA & SERVICES - 0.6%
8	Booking Holdings, Inc.(a)	17,426
257	Expedia Group, Inc. (a)	41,343
6	Facebook, Inc., Class A(a)	2,138
5	Netflix, Inc.(a)	2,588
370	Twitter, Inc.(a)	25,808
218	VeriSign, Inc.(a)	47,168
		136,471
	LEISURE FACILITIES & SERVICES - 3.5%
424	Caesars Entertainment, Inc.(a)	37,041
1,497	Carnival Corporation (a)	32,410

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	LEISURE FACILITIES & SERVICES - 3.5% (Continued)
21	Chipotle Mexican Grill, Inc.(a)	$39,132
426	Darden Restaurants, Inc.	62,145
135	Domino’s Pizza, Inc.	70,941
235	Hilton Worldwide Holdings, Inc. (a)	30,891
1,049	Las Vegas Sands Corporation (a)	44,425
970	Live Nation Entertainment, Inc.(a)	76,524
198	Marriott International, Inc., Class A (a)	28,904
29	McDonald’s Corporation	7,039
1,412	MGM Resorts International	52,992
2,787	Norwegian Cruise Line Holdings Ltd.(a)	66,972
1,027	Penn National Gaming, Inc.(a)	70,226
600	Royal Caribbean Cruises Ltd. (a)	46,122
69	Starbucks Corporation	8,379
631	Wynn Resorts Ltd. (a)	62,046
254	Yum! Brands, Inc.	33,373
		769,562
	LEISURE PRODUCTS - 0.4%
886	Hasbro, Inc.	88,104

	MACHINERY - 1.5%
41	Caterpillar, Inc.	8,477
24	Deere & Company	8,678
294	IDEX Corporation	66,647
1,246	Ingersoll Rand, Inc.(a)	60,892
89	Parker-Hannifin Corporation	27,771
350	Snap-on, Inc.	76,293
165	Stanley Black & Decker, Inc.	32,513
431	Xylem, Inc.	54,241
		335,512
	MEDICAL EQUIPMENT & DEVICES - 5.0%
46	Abbott Laboratories	5,565
263	ABIOMED, Inc.(a)	86,037
172	Agilent Technologies, Inc.	26,356
41	Align Technology, Inc.(a)	28,528

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.0% (Continued)
311	Baxter International, Inc.	$24,056
66	Becton Dickinson and Company	16,880
140	Bio-Rad Laboratories, Inc., Class A(a)	103,530
405	Boston Scientific Corporation(a)	18,468
156	Cooper Companies, Inc. (The)	65,796
33	Danaher Corporation	9,817
1,143	DENTSPLY SIRONA, Inc.	75,484
65	DexCom, Inc.(a)	33,508
173	Edwards Lifesciences Corporation(a)	19,423
1,039	Hologic, Inc.(a)	77,967
36	IDEXX Laboratories, Inc.(a)	24,427
34	Illumina, Inc.(a)	16,856
8	Intuitive Surgical, Inc.(a)	7,932
49	Medtronic PLC	6,434
30	Mettler-Toledo International, Inc.(a)	44,211
447	PerkinElmer, Inc.	81,457
155	ResMed, Inc.	42,129
275	STERIS plc	59,936
46	Stryker Corporation	12,463
146	Teleflex, Inc.	58,025
9	Thermo Fisher Scientific, Inc.	4,860
154	Waters Corporation(a)	60,031
126	West Pharmaceutical Services, Inc.	51,878
203	Zimmer Biomet Holdings, Inc.	33,174
		1,095,228
	METALS & MINING - 0.2%
439	Freeport-McMoRan, Inc.	16,726
273	Newmont Corporation	17,150
		33,876
	MULTI ASSET CLASS REIT - 0.4%
2,726	Vornado Realty Trust	118,580

	OFFICE REIT - 0.5%
209	Alexandria Real Estate Equities, Inc.	42,080

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	OFFICE REIT - 0.5% (Continued)
499	Boston Properties, Inc.	$58,573
		100,653
	OIL & GAS PRODUCERS - 3.5%
5,530	APA Corporation	103,688
8,966	Cabot Oil & Gas Corporation	143,456
42	Chevron Corporation	4,276
217	ConocoPhillips	12,165
2,090	Devon Energy Corporation	54,006
777	Diamondback Energy, Inc.	59,930
145	DT Midstream, Inc.(a)	6,148
254	EOG Resources, Inc.	18,506
70	Exxon Mobil Corporation	4,030
481	Hess Corporation	36,768
1,503	Kinder Morgan, Inc.	26,122
7,495	Marathon Oil Corporation	86,867
408	Marathon Petroleum Corporation	22,530
1,586	Occidental Petroleum Corporation	41,395
791	ONEOK, Inc.	41,108
291	Phillips 66	21,368
176	Pioneer Natural Resources Company	25,585
395	Valero Energy Corporation	26,453
1,144	Williams Companies, Inc. (The)	28,657
		763,058
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
2,189	Baker Hughes Company	46,494
2,084	Halliburton Company	43,097
9,558	NOV, Inc.(a)	131,996
631	Schlumberger N.V.	18,192
		239,779
	PUBLISHING & BROADCASTING - 0.3%
674	News Corporation, Class A	16,601
2,379	News Corporation, Class B	55,930
		72,531

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	REAL ESTATE SERVICES - 0.2%
410	CBRE Group, Inc., Class A(a)	$39,549

	RENEWABLE ENERGY - 0.3%
367	Enphase Energy, Inc.(a)	69,583

	RESIDENTIAL REIT - 1.3%
164	AvalonBay Communities, Inc.	37,364
479	Equity Residential	40,298
165	Essex Property Trust, Inc.	54,137
315	Mid-America Apartment Communities, Inc.	60,827
1,429	UDR, Inc.	78,581
		271,207
	RETAIL - CONSUMER STAPLES - 0.7%
15	Costco Wholesale Corporation	6,446
109	Dollar General Corporation	25,358
449	Dollar Tree, Inc.(a)	44,805
942	Kroger Company (The)	38,339
41	Target Corporation	10,703
485	Walgreens Boots Alliance, Inc.	22,868
40	Walmart, Inc.	5,702
		154,221
	RETAIL - DISCRETIONARY - 3.2%
408	Advance Auto Parts, Inc.	86,520
29	AutoZone, Inc.(a)	47,084
371	Best Buy Company, Inc.	41,682
485	CarMax, Inc.(a)	64,966
4,934	Gap, Inc. (The)	143,925
451	Genuine Parts Company	57,241
5	Home Depot, Inc. (The)	1,641
1,015	L Brands, Inc. (a)	81,271
44	Lowe’s Companies, Inc.	8,478
52	O’Reilly Automotive, Inc.(a)	31,400
208	Ross Stores, Inc.	25,520
203	TJX Companies, Inc. (The)	13,968

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - DISCRETIONARY - 3.2% (Continued)
279	Tractor Supply Company	$50,479
171	Ulta Beauty, Inc.(a)	57,422
		711,597
	RETAIL REIT - 1.7%
993	Federal Realty Investment Trust	116,707
5,056	Kimco Realty Corporation	107,844
574	Realty Income Corporation	40,346
1,456	Regency Centers Corporation	95,237
176	Simon Property Group, Inc.	22,268
		382,402
	SELF-STORAGE REIT - 0.3%
311	Extra Space Storage, Inc.	54,158
83	Public Storage	25,936
		80,094
	SEMICONDUCTORS - 2.8%
134	Advanced Micro Devices, Inc.(a)	14,229
108	Analog Devices, Inc.	18,081
65	Applied Materials, Inc.	9,095
8	Broadcom, Inc.	3,883
81	Intel Corporation	4,351
719	IPG Photonics Corporation(a)	156,858
64	KLA Corporation	22,282
18	Lam Research Corporation	11,473
367	Maxim Integrated Products, Inc.	36,667
162	Microchip Technology, Inc.	23,185
152	Micron Technology, Inc.(a)	11,792
205	Monolithic Power Systems, Inc.	92,099
20	NVIDIA Corporation	3,900
97	NXP Semiconductors N.V.	20,020
282	Qorvo, Inc.(a)	53,465
50	QUALCOMM, Inc.	7,490
218	Skyworks Solutions, Inc.	40,223
390	Teradyne, Inc.	49,530
29	Texas Instruments, Inc.	5,528

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 2.8% (Continued)
263	Xilinx, Inc.	$39,408
		623,559
	SOFTWARE - 2.9%
12	Adobe, Inc.(a)	7,460
465	Akamai Technologies, Inc.(a)	55,763
106	ANSYS, Inc.(a)	39,057
67	Autodesk, Inc.(a)	21,516
232	Cadence Design Systems, Inc.(a)	34,255
542	Cerner Corporation	43,571
599	Citrix Systems, Inc.	60,349
150	Fortinet, Inc.(a)	40,836
17	Intuit, Inc.	9,009
3	Microsoft Corporation	855
2,261	NortonLifeLock, Inc.	56,118
81	Oracle Corporation	7,058
188	Paycom Software, Inc.(a)	75,199
546	PTC, Inc.(a)	73,956
21	salesforce.com, Inc.(a)	5,081
24	ServiceNow, Inc.(a)	14,109
105	Synopsys, Inc.(a)	30,239
147	Tyler Technologies, Inc.(a)	72,418
		646,849
	SPECIALTY FINANCE - 0.4%
63	American Express Company	10,743
90	Capital One Financial Corporation	14,553
234	Discover Financial Services	29,091
811	Synchrony Financial	38,133
		92,520
	SPECIALTY REIT - 0.3%
1,735	Iron Mountain, Inc.	75,924

	STEEL - 0.1%
311	Nucor Corporation	32,350

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY HARDWARE - 3.0%
7	Apple, Inc.	$1,021
144	Arista Networks, Inc.(a)	54,776
90	Cisco Systems, Inc.	4,983
744	Corning, Inc.	31,144
478	F5 Networks, Inc.(a)	98,713
341	Garmin Ltd.	53,605
3,251	Hewlett Packard Enterprise Company	47,140
985	HP, Inc.	28,437
3,972	Juniper Networks, Inc.	111,773
144	Motorola Solutions, Inc.	32,244
687	NetApp, Inc.	54,678
578	Seagate Technology Holdings plc	50,806
624	Western Digital Corporation (a)	40,516
78	Zebra Technologies Corporation, Class A(a)	43,093
		652,929
	TECHNOLOGY SERVICES - 5.0%
22	Accenture plc, Class A	6,989
67	Automatic Data Processing, Inc.	14,045
352	Broadridge Financial Solutions, Inc.	61,068
270	CDW Corporation/DE	49,505
401	Cognizant Technology Solutions Corporation, Class A	29,486
2,452	DXC Technology Company (a)	98,031
162	Equifax, Inc.	42,217
85	Fidelity National Information Services, Inc.	12,669
146	Fiserv, Inc.(a)	16,806
176	FleetCor Technologies, Inc.(a)	45,447
230	Gartner, Inc.(a)	60,888
98	Global Payments, Inc.	18,954
239	IHS Markit Ltd.	27,925
50	International Business Machines Corporation	7,048
543	Jack Henry & Associates, Inc.	94,531
707	Leidos Holdings, Inc.	75,239
141	MarketAxess Holdings, Inc.	66,999
14	Mastercard, Inc., Class A	5,403

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES - 5.0% (Continued)
55	Moody’s Corporation	$20,680
56	MSCI, Inc.	33,374
4,367	Nielsen Holdings plc	103,454
303	Paychex, Inc.	34,487
9	PayPal Holdings, Inc.(a)	2,480
24	S&P Global, Inc.	10,289
220	Verisk Analytics, Inc.	41,787
7	Visa, Inc., Class A	1,725
4,200	Western Union Company (The)	97,482
		1,079,008
	TELECOMMUNICATIONS - 0.4%
177	AT&T, Inc.	4,965
4,750	Lumen Technologies, Inc.	59,232
82	T-Mobile US, Inc.(a)	11,810
80	Verizon Communications, Inc.	4,462
		80,469
	TIMBER REIT - 0.2%
1,151	Weyerhaeuser Company	38,823

	TOBACCO & CANNABIS - 0.1%
237	Altria Group, Inc.	11,386
67	Philip Morris International, Inc.	6,706
		18,092
	TRANSPORTATION & LOGISTICS - 2.9%
2,005	Alaska Air Group, Inc. (a)	116,349
3,016	American Airlines Group, Inc. (a)	61,466
810	CH Robinson Worldwide, Inc.	72,228
444	CSX Corporation	14,350
773	Delta Air Lines, Inc. (a)	30,843
404	Expeditors International of Washington, Inc.	51,813
46	FedEx Corporation	12,878
467	JB Hunt Transport Services, Inc.	78,666
138	Kansas City Southern	36,956
59	Norfolk Southern Corporation	15,212

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 2.9% (Continued)
183	Old Dominion Freight Line, Inc.	$49,254
544	Southwest Airlines Company (a)	27,483
30	Union Pacific Corporation	6,563
1,032	United Airlines Holdings, Inc.(a)	48,215
35	United Parcel Service, Inc., Class B	6,698
		628,974
	TRANSPORTATION EQUIPMENT - 0.6%
119	Cummins, Inc.	27,620
362	PACCAR, Inc.	30,042
903	Westinghouse Air Brake Technologies Corporation	76,638
		134,300
	WHOLESALE - CONSUMER STAPLES - 0.2%
442	Archer-Daniels-Midland Company	26,397
332	Sysco Corporation	24,634
		51,031
	WHOLESALE - DISCRETIONARY - 0.9%
335	Copart, Inc.(a)	49,245
1,568	LKQ Corporation(a)	79,576
138	Pool Corporation	65,939
		194,760
	TOTAL COMMON STOCKS (Cost $21,960,416)	21,876,083

	TOTAL INVESTMENTS - 99.5% (Cost $21,960,416)	$21,876,083
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	105,472
	NET ASSETS - 100.0%	$21,981,555

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2021

ASSETS
Investment securities:
At cost	$21,960,416
At value	$21,876,083
Cash	65,167
Receivable for investments sold	16,811
Dividends and interest receivable	34,755
TOTAL ASSETS	21,992,816

LIABILITIES
Investment advisory fees payable	11,261
TOTAL LIABILITIES	11,261
NET ASSETS	21,981,555

Net Assets Consist Of:
Paid in capital	$23,185,082
Accumulated deficit	(1,203,527)
NET ASSETS	$21,981,555

Net Asset Value Per Share:
Net Assets	$21,981,555
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	950,000
Net asset value (Net Assets ÷ Shares Outstanding)	$23.14

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENTS OF OPERATIONS

	Period Ended	Year Ended
	July 31, 2021 *	September 30, 2020
INVESTMENT INCOME
Dividends (net of foreign tax withholding of $498)	$288,815	$241,411
Interest	6	118
TOTAL INVESTMENT INCOME	288,821	241,529

EXPENSES
Investment advisory fees	45,150	30,344
TOTAL EXPENSES	45,150	30,344
NET INVESTMENT INCOME	243,671	211,185

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	5,544,764	-
Security transactions	(565,774)	(456,757)
	4,978,990	(456,757)

Net change in unrealized appreciation (depreciation) on investments	1,232,690	(516,362)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	6,211,680	(973,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,455,351	$(761,934)

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended	Year Ended
	July 31, 2021 *	September 30, 2020	September 30, 2019
FROM OPERATIONS
Net investment income	$243,671	$211,185	$155,608
Net realized gain (loss) on investments	4,978,990	(456,757)	812,775
Net change in unrealized appreciation (depreciation) on investments	1,232,690	(516,362)	(755,788)
Net increase (decrease) in net assets resulting from operations	6,455,351	(761,934)	212,595

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(299,597)	(177,756)	(88,215)
Net decrease in net assets resulting from distributions to shareholders	(299,597)	(177,756)	(88,215)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,969,008	14,509,230	13,069,455
Cost of shares redeemed	(29,954,471)	(8,970,335)	(9,883,650)
Net increase in net assets resulting from shares of beneficial interest	2,014,537	5,538,895	3,185,805

TOTAL INCREASE IN NET ASSETS	8,170,291	4,599,205	3,310,185

NET ASSETS
Beginning of Period	13,811,264	9,212,059	5,901,874
End of Period	$21,981,555	$13,811,264	$9,212,059

SHARE ACTIVITY
Shares Sold	1,450,000	950,000	950,000
Shares Redeemed	(1,400,000)	(600,000)	(600,000)
Net increase in shares of beneficial interest outstanding	50,000	350,000	350,000

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period Ended		Year Ended	Year Ended		Period Ended
	July 31, 2021 *		September 30, 2020	September 30, 2019		September 30, 2018 (1)
Net asset value, beginning of period	$15.35		$16.75	$16.86		$15.00
Activity from investment operations:
Net investment income (2)	0.22		0.32	0.29		0.25
Net realized and unrealized gain (loss) on investments	7.92		(1.40)	(0.24	) (5)	1.66
Total from investment operations	8.14		(1.08)	0.05		1.91
Less distributions from:
Net investment income	(0.35)		(0.32)	(0.16)		(0.05)
Total distributions	(0.35)		(0.32)	(0.16)		(0.05)
Net asset value, end of period	$23.14		$15.35	$16.75		$16.86
Total return (4)	53.66	% (7)	-6.70%	0.46%		12.78	% (7)
Net assets, at end of period (000s)	$21,982		$13,811	$9,212		$5,902
Ratio of net expenses to average net assets	0.29	% (6)	0.29%	0.29%		0.29	% (6)
Ratio of net investment income to average net assets	1.59	% (6)	2.04%	1.80%		1.66	% (6)
Portfolio Turnover Rate (3)	33	% (7)	42%	24%		36	% (7)

(1)	The Arrow Reverse Cap 500 ETF commencement of operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2021

1.	ORGANIZATION

The Arrow Reverse Cap 500 ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (the “Index”). The Fund commenced operations on October 31, 2017.

The Trust acquired the Reverse Cap Weighted U.S. Large Cap ETF (the “Predecessor Fund”), a series of ETF Series Solutions, in a tax-free reorganization on May 24, 2021 (the “Reorganization”). As a series of the Trust, the Fund is a continuation of the Predecessor fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2021 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$21,876,083	$—	$—	$21,876,083
Total	$21,876,083	$—	$—	$21,876,083

The Fund did not hold any Level 3 securities during the period ended July 31, 2021.

*	See Schedule of Investments for classification.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds externally managed, REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 31, 2018 – September 31, 2020 or expected to be taken in the Fund’s July 31, 2021 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended July 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $5,820,441 and $6,294,464 respectively.

For the period ended July 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $31,231,617 and $28,812,695 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.294% of the Fund’s average daily net assets. Prior to the Reorganization, CSat Investment Advisory, L.P., d/b/a Exponential ETFs, served as investment advisor to the Predecessor Fund.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for the advisory fee, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. Prior to the Reorganization, U.S. Bank and Foreside, served as administrator and distributor, respectively, to the Predecessor Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*    The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Prior to the Reorganization, the Predecessor Fund had a fiscal year end of September 30. Effective October 1, 2020, the Fund changed its year end to July 31, 2021.

The tax character of fund distributions paid for the period ended July 31, 2021 and years ended September 30, 2020 and September 30, 2019 was as follows:

	Period Ended	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2021	September 30, 2020	September 30, 2019
Ordinary Income	$299,597	$177,756	$88,215
Long-Term Capital Gain	—	—	—
Return of Capital	—	—	—
	$299,597	$177,756	$88,215

As of July 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$91,701	$—	$(169,274)	$(956,100)	$—	$(169,854)	$(1,203,527)

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $169,274.

At July 31, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$524,733	$431,367	$956,100	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the period ended July 31, 2021 as follows:

Paid
In	Accumulated
Capital	Losses
$4,914,316	$(4,914,316)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$22,045,937	$898,452	$(1,068,306)	$(169,854)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow Reverse Cap 500 ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arrow Reverse Cap 500 ETF, a series of shares of beneficial interest in Arrow Investments Trust (the “Fund”), including the schedule of investments, as of July 31, 2021, and the related statements of operations and changes in net assets and the financial highlights for the period October 1, 2020 through July 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, and the results of its operations, the changes in its net assets and its financial highlights for the period October 1, 2020 through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America. The statement of operations for the year ended September 30, 2020, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2020, and the financial highlights from October 31, 2017 (commencement of operations) through September 30, 2020 were audited by other auditors, whose report dated November 25, 2020, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Arrow Investments Trust since 2012. We also served as the auditor of one or more of the Funds in the Funds’ former trust from 2006 through 2012.

Philadelphia, Pennsylvania

September 29, 2021

Arrow Reverse Cap 500 ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2021

As a shareholder of the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 through July 31, 2021.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	2/1/2021	7/31/2021	2/1/21 - 7/31/21	2/1/21 - 7/31/21
Actual	$1,000.00	$1,231.90	$1.60	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%

*	Actual expense information for the Fund is for the period from February 1, 2021 to July 31, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 181/365 (to reflect the period from February 1, 2021 to July 31, 2021). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2021

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held March 22, 2021 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Reverse Cap 500 ETF (the “Reverse ETF”).

The Board, including the Independent Trustees, unanimously approved the Advisory Agreement based upon its review of the written materials provided at the Meeting and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approve the Advisory Agreement:

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Reverse ETF. The Trustees considered a presentation given by the Adviser regarding the Reverse ETF’s investment strategy, and considered their past experience with the Adviser as adviser to the other Funds in the Trust. The Trustees commented on the Adviser’s particular experience managing ETFs, including passively managed ETFs that seek to track the performance of an index. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience of its management personnel. The Trustees noted that the Adviser continued to reinvest in the business of the Trust, as evidenced by the anticipated launch of the Reverse ETF. The Trustees noted that the Adviser had no material compliance matters to report and no current or pending litigation matters. The Trustees reviewed the Adviser’s broker selection process and the factors considered by the Adviser in broker selection, as well as its experience with the creation and redemption process and work with authorized participants. After further discussion, the Trustees agreed that the Adviser had the experience and depth of personnel necessary to effectively manage the Reverse ETF.

Performance. The Board reviewed the performance of the Reverse Cap Weighted U.S. Large Cap ETF (the “Existing Fund”) with respect to its benchmark index, noting that for the one year, three year and since inception periods, the Existing Fund performed closely in line with its benchmark index. The Board considered the low tracking error of the Existing Fund since its inception. The Board considered the Adviser’s experience managing other index ETFs. The Board concluded that the Adviser has potential to deliver favorable performance for the Reverse ETF.

Advisory Fee. The Trustees noted that the proposed advisory fee to be charged by the Adviser, and the Reverse ETF’s expense ratio were both 0.294%. The Trustees considered that the advisory fee was a “unitary fee” meaning that the Adviser would pay all ordinary operating expenses of the Reverse ETF, excluding certain expenses specifically noted in the advisory agreement. The Trustees noted that the Reverse ETF’s management fee and expense ratio were both below the ETF peer group average and the Morningstar category average. The Trustees concluded that the proposed fee was reasonable.

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2021

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Reverse ETF. The Trustees considered the Adviser’s expectation for growth in the initial two year term of the advisory agreement. The Trustees acknowledged the Adviser had indicated its willingness to consider breakpoints as the Fund realize material asset growth. The Trustees concluded that the absence of breakpoints was acceptable at this time.

Profitability. The Trustees discussed the Adviser’s projections for profit in connection with the management of the Reverse ETF. The Board noted that in the Reverse ETF’s first year, the Adviser did not expect to see profits unless Fund assets exceeded $100 million. The Board concluded that excessive profitability was not a concern at this time.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the advisory agreement for the Reverse ETF. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the advisory agreement with respect to the Reverse ETF.

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2021

AGREEMENT PLAN OF REORGANIZATION

At a Special Meeting of Shareholders of the Fund, held at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, on Thursday, May 20, 2021, shareholders of record at the close of business on March 23, 2021 voted to approve the following proposal:

Proposal : To approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the Reverse Cap Weighted U.S. Large Cap ETF (the “Existing Fund”) to the Arrow Reverse Cap 500 ETF (the “New Fund”), a newly-created series of Arrow Investments Trust, in exchange for (a) shares of the New Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Existing Fund, and (b) the New Fund’s assumption of all of the liabilities and obligations of the Existing Fund, followed by (ii) the liquidating distribution by the Existing Fund to its shareholders of the shares of the New Fund in proportion to their holdings of shares of the Existing Fund.

Fund Tabulation Summary

Shares Voted	Shares Voted Against	Abstentions and
In Favor	or Withhold	Broker Non-Votes
714,956	704	0

99.9%	0.1%	0.0%

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2021

Arrow Reverse Cap 500 ETF a series of Arrow Investments Trust

Change in Registrant’s Independent Public Accountant

Effective May 24, 2021, the Reverse Cap Weighted U.S. Large Cap ETF (the “Predecessor Fund”) reorganized into Arrow Reverse Cap 500 ETF (the “Fund”), a newly created series of Arrow Investments Trust (the “Trust”) (the “Reorganization”). Cohen & Company, Ltd. (“Cohen”), served as independent registered public accounting firm to the Predecessor Fund, and prepared audit reports for the Predecessor Fund for the fiscal year ended September 30, 2019 and September 30, 2020.

At a meeting of the Audit Committee and Board of Trustees of the Trust held on March 22, 2021, the Audit Committee and the Board of Trustees engaged BBD, LLP (“BBD”) as the independent registered public accounting firm for the Fund for the Fund’s first fiscal period ending July 31, 2021.

The report of Cohen on the financial statements of the Predecessor Fund for the fiscal years ended September 30, 2019 and September 30, 2020 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the Predecessor Fund’s fiscal years ended September 30, 2019 and September 30, 2020 and through May 24, 2021 (1) there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to Cohen’s satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their report on the Predecessor Fund’s financial statements for such period and (2) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Predecessor Fund’s fiscal years ended September 30, 2019 and September 30, 2020 and through May 24, 2021, neither the Predecessor Fund nor anyone on behalf of the Predecessor Fund consulted BBD on items that: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Predecessor Fund’s; or (2) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2021

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, Maryland 20707, unless otherwise noted.

Non-Interested Trustees

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Robert S. Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016 – present).	9	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012 - present).	9	Arrow ETF Trust
Thomas T. Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010 – present).	9	Arrow ETF Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV; Aquila Distributors

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2021

Interested Trustees and Officers

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Joseph Barrato* Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006- present).	9	Arrow ETF Trust
Sothara Chin Born in 1966	Chief Compliance Officer since 2018; Previously from 2011-2015	Managing Partner of Fit Compliance, LLC (2017 - present); Chief Operations Officer and Chief Compliance Officer, ImpactUs Marketplace, LLC (2015-2017).	N/A	N/A
Timothy Burdick 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 Born in 1986	Secretary since 2020	Assistant Vice President, Gemini Fund Services, LLC (2019- present); Senior Program Compliance Manager, CJ Affiliate (2016-2019).	N/A	N/A
Sam Singh 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President (2015 - present); Gemini Fund Services, LLC.	N/A	N/A

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

*	Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the Advisor.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●    account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

YPS-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $11,000

(b)	Audit-Related Fees

2021 – None

(c)	Tax Fees

2021 - $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2021
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. There were no material changes to the procedures by which Shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/8/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 10/8/21